Revenue - Summary of Group Revenue Disaggregated By Type of Revenue Stream and By Reportable Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	$ 606	$ 1,174	$ 1,156
Incentive management fees	35	151	160
Central revenue	182	185	170
Revenue from fee business	823	1,510	1,486
Revenue from owned, leased and managed lease hotels	169	573	447
System Fund revenues	765	1,373	1,233
Reimbursement of costs	637	1,171	1,171
Total revenue	2,394	4,627	4,337
Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	992	2,083	1,933
Americas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	452	840	835
Incentive management fees	5	13	18
Revenue from fee business	457	853	853
Revenue from owned, leased and managed lease hotels	55	187	198
Americas [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	512	1,040	1,051
EMEAA [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	93	247	227
Incentive management fees	14	90	93
Revenue from fee business	107	337	320
Revenue from owned, leased and managed lease hotels	114	386	249
EMEAA [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	221	723	569
Greater China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Franchise and base management fees	61	87	94
Incentive management fees	16	48	49
Revenue from fee business	77	135	143
Greater China [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	77	135	143
Central [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Central revenue	182	185	170
Revenue from fee business	182	185	170
Central [member] | Reportable segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 182	$ 185	$ 170